Suppliers and other payables (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Carrying amount of accounts payable included in the Arrangements of which suppliers have already received payment	$ 1,386	$ 1,343
Carrying amount of accounts payable included in the Arrangements of which suppliers have not yet received payment		6
Total carrying amount relating to Arrangements with suppliers and other payables	$ 1,386	$ 1,349